Document and Entity Information	Jun. 30, 2017
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2017
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Aug. 01, 2017
Document Effective Date	Aug. 01, 2017
Prospectus Date	Nov. 28, 2016
PACE® Municipal Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCMNX
PACE® Municipal Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PMUAX
PACE® Municipal Fixed Income Investments | Class C
Prospectus:
Trading Symbol	PMUCX
PACE® Municipal Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PMUYX
PACE® International Emerging Markets Equity Investments | Class P
Prospectus:
Trading Symbol	PCEMX
PACE® International Emerging Markets Equity Investments | CLASS A
Prospectus:
Trading Symbol	PWEAX
PACE® International Emerging Markets Equity Investments | CLASS C
Prospectus:
Trading Symbol	PWECX
PACE® International Emerging Markets Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PWEYX